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RNC Genter Dividend Income Fund

RNC Genter Dividend Income Fund

(Ticker Symbol: GDIIX)

A series of Investment Managers Series Trust

Supplement dated June 29, 2021, to the

Prospectus dated March 1, 2021.

Effective immediately, the RNC Genter Dividend Income Fund (the “Fund”) will replace its benchmark index, the Russell 1000 Value Index, with the S&P 500/Citigroup Value Index. Accordingly, the “Average Annual Total Returns” table on page 4 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns - RNC Genter Dividend Income Fund		1 Year	5 Years	10 Years
RNC Genter Dividend Income Fund Shares		(0.78%)	9.51%	9.39%
RNC Genter Dividend Income Fund Shares | After Taxes on Distributions	[1]	(1.37%)	7.66%	9.17%
RNC Genter Dividend Income Fund Shares | After Taxes on Distributions and Sales	[1]	(0.12%)	7.29%	8.53%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	1.36%	10.52%	11.93%
MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[3]	0.56%	10.12%	11.72%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Effective June 29, 2021, the Fund changed one of its performance benchmarks from the Russell 1000 Value Index to the S&P 500/Citigroup Value Index. RNC Genter Capital Management, LLC, the Fund’s advisor, believes the S&P 500/Citigroup Value Index provides similar information to the prior index, while providing better value to shareholders.
[3]	The S&P 500/Citigroup Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.

Please file this Supplement with your records.